Deposits - Additional Information - (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Brokered deposits	$ 0	$ 30,800,000
Time deposits 250000 or more	$ 83,400,000	$ 117,400,000	$ 57,600,000